Pension, Health Care and Postretirement Benefits Other Than Pensions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Investments at fair value:
Fair value of plan assets	$ 1,055,349		$ 836,576		$ 732,523
Short-term Investments [Member]
Investments at fair value:
Fair value of plan assets	15,055	[1]	68,795	[1]	9,408	[1]
Equity investments [Member]
Investments at fair value:
Fair value of plan assets	736,873	[2]	490,993	[2]	482,694	[2]
Fixed Income Investments [Member]
Investments at fair value:
Fair value of plan assets	255,927	[3]	239,558	[3]	202,939	[3]
Other Assets [Member]
Investments at fair value:
Fair value of plan assets	47,494	[4]	37,230	[4]	37,482	[4]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Investments at fair value:
Fair value of plan assets	547,097		374,829		371,792
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Short-term Investments [Member]
Investments at fair value:
Fair value of plan assets	1,941	[1]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity investments [Member]
Investments at fair value:
Fair value of plan assets	419,779	[2]	243,553	[2]	268,307	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Investments [Member]
Investments at fair value:
Fair value of plan assets	125,377	[3]	131,276	[3]	103,485	[3]
Significant Other Observable Inputs (Level 2) [Member]
Investments at fair value:
Fair value of plan assets	490,311		442,897		339,831
Significant Other Observable Inputs (Level 2) [Member] | Short-term Investments [Member]
Investments at fair value:
Fair value of plan assets	13,114	[1]	68,795	[1]	9,408	[1]
Significant Other Observable Inputs (Level 2) [Member] | Equity investments [Member]
Investments at fair value:
Fair value of plan assets	317,094	[2]	247,440	[2]	214,387	[2]
Significant Other Observable Inputs (Level 2) [Member] | Fixed Income Investments [Member]
Investments at fair value:
Fair value of plan assets	130,550	[3]	108,282	[3]	99,454	[3]
Significant Other Observable Inputs (Level 2) [Member] | Other Assets [Member]
Investments at fair value:
Fair value of plan assets	29,553	[4]	18,380	[4]	16,582	[4]
Significant Unobservable Inputs (Level 3) [Member]
Investments at fair value:
Fair value of plan assets	17,941		18,850		20,900		24,687
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Investments [Member]
Investments at fair value:
Fair value of plan assets						[3]	5,535
Significant Unobservable Inputs (Level 3) [Member] | Other Assets [Member]
Investments at fair value:
Fair value of plan assets	17,941	[4]	18,850	[4]	20,900	[4]	19,152
Domestic Defined Benefit Pension Plans [Member]
Net pension costs:
Service costs	23,176		19,061		17,933
Interest costs	18,444		17,442		18,602
Expected returns on plan assets	(42,937)		(44,841)		(46,441)
Amortization of prior service costs	1,823		1,591		1,635
Amortization of actuarial losses	13,147		22,205		16,865
Ongoing pension costs	13,653		15,458		8,594
Net pension costs	13,653		15,458		8,594
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gains) losses arising during the year	(90,669)		(26,459)		48,745
Prior service costs during the year	1,756		2,495		1,195
Amortization of prior service costs	(1,823)		(1,591)		(1,635)
Amortization of actuarial losses	(13,147)		(22,205)		(16,865)
Total recognized in Cumulative other comprehensive loss	(103,883)		(47,760)		31,440
Total recognized in net pension costs and Cumulative other comprehensive loss	(90,230)		(32,302)		40,034
Investments at fair value:
Fair value of plan assets	870,386		703,563		614,463		634,725
Foreign Defined Benefit Pension Plans [Member]
Net pension costs:
Service costs	5,039		3,654		3,055
Interest costs	7,940		6,927		5,954
Expected returns on plan assets	(7,487)		(6,799)		(5,535)
Amortization of actuarial losses	1,716		1,022		493
Ongoing pension costs	7,208		4,804		3,967
Settlement costs (credits)	(220)		47		(235)
Net pension costs	6,988		4,851		3,732
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gains) losses arising during the year	(5,487)		14,131		15,944
Amortization of actuarial losses	(1,716)		(1,022)		(493)
Exchange rate gain (loss) recognized during year	819		1,464		(387)
Total recognized in Cumulative other comprehensive loss	(6,384)		14,573		15,064
Total recognized in net pension costs and Cumulative other comprehensive loss	604		19,424		18,796
Investments at fair value:
Fair value of plan assets	$ 184,963		$ 133,013		$ 118,060		$ 65,748

[1]	This category includes a full range of high quality, short-term money market securities.
[2]	This category includes actively managed equity assets that track primarily to the S&P 500.
[3]	This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.
[4]	This category consists of venture capital funds.